UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard
Los Angeles, California 90025
 (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Laurie D. Neat
Capital International, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

September 30, 2012

                                                                                                             unaudited
                                                                                                                 Value
Equity securities                                                                                   Shares       (000)
========================================================================================================================
   Asia-Pacific -- 55.1%
========================================================================================================================
   China -- 17.1%
========================================================================================================================
   Ambow Education Holding Ltd. (ADR)(1)                                                         1,183,444      $3,515
------------------------------------------------------------------------------------------------------------------------
   Anhui Conch Cement Co. Ltd.                                                                  11,494,654      29,227
   Anhui Conch Cement Co. Ltd. (Hong Kong)                                                       8,613,000      26,825
------------------------------------------------------------------------------------------------------------------------
   Bank of China Ltd. (Hong Kong)                                                              415,071,724     157,912
------------------------------------------------------------------------------------------------------------------------
   Beijing Enterprises Holdings Ltd. (Hong Kong)                                                11,988,000      79,930
------------------------------------------------------------------------------------------------------------------------
   Beijing Enterprises Water Group Ltd. (Hong Kong)                                             62,298,000      14,863
------------------------------------------------------------------------------------------------------------------------
   BYD Co. Ltd. (Hong Kong)(1)                                                                   2,653,200       4,626
------------------------------------------------------------------------------------------------------------------------
   China Construction Bank Corp. (Hong Kong)                                                    85,889,190      59,593
------------------------------------------------------------------------------------------------------------------------
   China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(1)                        60,551,600      17,805
------------------------------------------------------------------------------------------------------------------------
   China Kanghui Holdings (ADR)(1)                                                               1,144,910      34,748
------------------------------------------------------------------------------------------------------------------------
   China Life Insurance Co. Ltd.                                                                 6,207,957      18,669
   China Life Insurance Co. Ltd. (Hong Kong)                                                    26,483,000      76,504
------------------------------------------------------------------------------------------------------------------------
   China Longyuan Power Group Corp. Ltd. (Hong Kong)                                            56,557,000      37,199
------------------------------------------------------------------------------------------------------------------------
   China Mengniu Dairy Co. (Hong Kong)                                                          27,643,000      82,707
------------------------------------------------------------------------------------------------------------------------
   China Mobile Ltd. (Hong Kong)                                                                 2,879,000      31,912
------------------------------------------------------------------------------------------------------------------------
   China Overseas Land & Investment Ltd. (Hong Kong)                                             1,242,000       3,159
------------------------------------------------------------------------------------------------------------------------
   China Petroleum & Chemical Corp. (Hong Kong)                                                226,170,000     211,176
------------------------------------------------------------------------------------------------------------------------
   China Resources Land Ltd. (Hong Kong)                                                         7,747,000      17,064
------------------------------------------------------------------------------------------------------------------------
   China Shenhua Energy Co. Ltd.                                                                 1,309,200       4,793
   China Shenhua Energy Co. Ltd. (Hong Kong)                                                    62,104,500     241,080
------------------------------------------------------------------------------------------------------------------------
   CSR Corp. Ltd. (Hong Kong)                                                                   37,875,000      25,058
------------------------------------------------------------------------------------------------------------------------
   ENN Energy Holdings Ltd. (Hong Kong)                                                          2,898,000      12,203
------------------------------------------------------------------------------------------------------------------------
   First Tractor Co. Ltd. (Hong Kong)(1)                                                        13,402,000      10,318
------------------------------------------------------------------------------------------------------------------------
   Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong)(1)                                15,126,000          24
------------------------------------------------------------------------------------------------------------------------
   Hengan International Group Co. Ltd. (Hong Kong)                                               1,293,000      12,223
------------------------------------------------------------------------------------------------------------------------
   Honghua Group Ltd. (Hong Kong)                                                                3,817,000         738
------------------------------------------------------------------------------------------------------------------------
   Huabao International Holdings Ltd. (Hong Kong)                                               14,604,000       8,306
------------------------------------------------------------------------------------------------------------------------
   Industrial and Commercial Bank of China Ltd.                                                 10,092,300       6,022
   Industrial and Commercial Bank of China Ltd. (Hong Kong)                                    349,549,761     206,464
------------------------------------------------------------------------------------------------------------------------
   Kingboard Chemical Holdings Ltd. (Hong Kong)                                                  3,795,100       9,113
------------------------------------------------------------------------------------------------------------------------
   Kingboard Laminates Holdings Ltd. (Hong Kong)                                                13,671,000       5,677
------------------------------------------------------------------------------------------------------------------------
   Lenovo Group Ltd. (Hong Kong)                                                                37,860,000      31,346
------------------------------------------------------------------------------------------------------------------------
   Longfor Properties Co. Ltd. (Hong Kong)                                                      37,730,000      58,390
------------------------------------------------------------------------------------------------------------------------
   Minth Group Ltd. (Hong Kong)                                                                 35,674,000      37,634
------------------------------------------------------------------------------------------------------------------------
   New Oriental Education & Technology Group Inc. (ADR)                                          1,691,800      28,202
------------------------------------------------------------------------------------------------------------------------
   Nine Dragons Paper (Holdings) Ltd. (Hong Kong)                                               60,753,200      30,557
------------------------------------------------------------------------------------------------------------------------
   Sany Heavy Equipment International Holdings Co. Ltd. (Hong Kong)                             56,608,000      30,808
------------------------------------------------------------------------------------------------------------------------
   Shanda Games Ltd., Class A (ADR)                                                              3,401,600      12,892
------------------------------------------------------------------------------------------------------------------------
   Shandong Weigao Group Medical Polymer Co. Ltd. (Hong Kong)                                   57,586,000      74,414
------------------------------------------------------------------------------------------------------------------------
   Shanghai Zhixin Electric Co. Ltd.                                                             4,988,567      10,874
------------------------------------------------------------------------------------------------------------------------
   Shenguan Holdings Group Ltd. (Hong Kong)                                                     68,440,000      37,689
------------------------------------------------------------------------------------------------------------------------
   Shenzhou International Group Holdings Ltd. (Hong Kong)                                       11,934,000      20,470
------------------------------------------------------------------------------------------------------------------------
   Sinopharm Group Co. Ltd. (Hong Kong)                                                          1,969,200       6,311
------------------------------------------------------------------------------------------------------------------------
   Weichai Power Co. Ltd. (Hong Kong)                                                           21,029,040      64,410
------------------------------------------------------------------------------------------------------------------------
   Yingde Gases Group Co. Ltd. (Hong Kong)                                                       1,910,000       1,692
------------------------------------------------------------------------------------------------------------------------
   Zhongsheng Group Holdings Ltd. (Hong Kong)                                                   62,275,500      77,824
------------------------------------------------------------------------------------------------------------------------
   Zhuzhou CSR Times Electric Co. Ltd. (Hong Kong)                                              10,819,000      27,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,000,816

========================================================================================================================
   Hong Kong -- 3.2%
========================================================================================================================
   AIA Group Ltd.                                                                               37,812,800     140,932
------------------------------------------------------------------------------------------------------------------------
   ASM Pacific Technology Ltd.                                                                     918,100      10,863
------------------------------------------------------------------------------------------------------------------------
   EVA Precision Industrial Holdings Ltd.                                                       69,356,000       5,903
------------------------------------------------------------------------------------------------------------------------
   Goodbaby International Holdings Ltd.                                                         25,919,000       8,424
------------------------------------------------------------------------------------------------------------------------
   Jardine Matheson Holdings Ltd.                                                                  181,200      10,310
------------------------------------------------------------------------------------------------------------------------
   Samsonite International SA                                                                   29,074,500      55,794
------------------------------------------------------------------------------------------------------------------------
   Sands China Ltd.                                                                             12,664,400      47,283
------------------------------------------------------------------------------------------------------------------------
   SJM Holdings Ltd.                                                                            26,584,000      57,803
------------------------------------------------------------------------------------------------------------------------
   VTech Holdings Ltd.                                                                             695,400       8,520
------------------------------------------------------------------------------------------------------------------------
   Wynn Macau Ltd.                                                                              10,570,000      28,558
------------------------------------------------------------------------------------------------------------------------
                                                                                                               374,390

========================================================================================================================
   India -- 8.3%
========================================================================================================================
   Adani Enterprises Ltd.                                                                       13,619,663      51,940
------------------------------------------------------------------------------------------------------------------------
   Apollo Hospitals Enterprise Ltd.                                                              2,445,932      33,910
   Apollo Hospitals Enterprise Ltd. (GDR)(2)                                                       467,600       6,483
------------------------------------------------------------------------------------------------------------------------
   Bharat Electronics Ltd.                                                                         380,971       8,729
------------------------------------------------------------------------------------------------------------------------
   Bharti Airtel Ltd.                                                                           22,198,260     111,717
------------------------------------------------------------------------------------------------------------------------
   Cox and Kings Ltd.                                                                            4,202,697      11,064
   Cox and Kings Ltd. (GDR)                                                                        453,204       1,193
------------------------------------------------------------------------------------------------------------------------
   DLF Ltd.                                                                                      6,148,178      27,189
------------------------------------------------------------------------------------------------------------------------
   HCL Technologies Ltd.                                                                         5,118,325      56,035
------------------------------------------------------------------------------------------------------------------------
   HDFC Bank Ltd.                                                                                7,335,905      87,504
   HDFC Bank Ltd. (ADR)                                                                              8,000         300
------------------------------------------------------------------------------------------------------------------------
   Housing Development Finance Corp. Ltd.                                                        5,336,521      78,351
------------------------------------------------------------------------------------------------------------------------
   ICICI Bank Ltd.                                                                               3,387,152      67,994
   ICICI Bank Ltd. (ADR)                                                                         1,878,400      75,399
------------------------------------------------------------------------------------------------------------------------
   Infrastructure Development Finance Co. Ltd.                                                   3,898,806      11,417
------------------------------------------------------------------------------------------------------------------------
   ITC Ltd.                                                                                      1,730,680       8,938
------------------------------------------------------------------------------------------------------------------------
   Jain Irrigation Systems Ltd.(3)                                                              21,176,552      27,355
------------------------------------------------------------------------------------------------------------------------
   Kotak Mahindra Bank Ltd.                                                                      9,443,783     116,156
------------------------------------------------------------------------------------------------------------------------
   Multi Screen Media Private Ltd. (acquired 5/15/00, cost: $107,294,000)(1),(4)                   284,195      23,511
------------------------------------------------------------------------------------------------------------------------
   PTC India Financial Services Ltd.(1)                                                         15,933,450       4,667
------------------------------------------------------------------------------------------------------------------------
   Reliance Industries Ltd.                                                                      4,525,045      71,824
------------------------------------------------------------------------------------------------------------------------
   Shopper's Stop Ltd.                                                                             950,410       7,213
------------------------------------------------------------------------------------------------------------------------
   Sobha Developers Ltd.                                                                         3,129,381      21,759
------------------------------------------------------------------------------------------------------------------------
   Sun Pharmaceutical Industries Ltd.                                                            1,880,327      24,796
------------------------------------------------------------------------------------------------------------------------
   United Spirits Ltd.                                                                             990,045      22,827
------------------------------------------------------------------------------------------------------------------------
   VA Tech Wabag Ltd.(3)                                                                         1,584,552      14,112
------------------------------------------------------------------------------------------------------------------------
                                                                                                               972,383

========================================================================================================================
   Indonesia -- 2.3%
========================================================================================================================
   PT Agung Podomoro Land Tbk                                                                  479,240,500      17,527
------------------------------------------------------------------------------------------------------------------------
   PT Astra International Tbk                                                                   19,278,000      14,907
------------------------------------------------------------------------------------------------------------------------
   PT Bank Mandiri (Persero) Tbk                                                                97,285,324      83,359
------------------------------------------------------------------------------------------------------------------------
   PT Bank Rakyat Indonesia (Persero) Tbk                                                       48,029,000      37,389
------------------------------------------------------------------------------------------------------------------------
   PT Elang Mahkota Teknologi Tbk                                                               49,762,000      23,919
------------------------------------------------------------------------------------------------------------------------
   PT Surya Citra Media Tbk                                                                     38,277,500      43,997
------------------------------------------------------------------------------------------------------------------------
   PT Tower Bersama Infrastructure Tbk(1)                                                      105,953,500      49,268
------------------------------------------------------------------------------------------------------------------------
                                                                                                               270,366

========================================================================================================================
   Malaysia -- 2.9%
========================================================================================================================
   Bumi Armada Bhd.                                                                             64,192,600      77,497
------------------------------------------------------------------------------------------------------------------------
   CIMB Group Holdings Bhd.                                                                     44,210,098     108,482
------------------------------------------------------------------------------------------------------------------------
   Eastern & Oriental Bhd.                                                                       7,469,930       4,033
------------------------------------------------------------------------------------------------------------------------
   Genting Bhd.                                                                                 21,205,100      60,428
------------------------------------------------------------------------------------------------------------------------
   IHH Healthcare Bhd.(1)                                                                       53,544,200      56,058
------------------------------------------------------------------------------------------------------------------------
   IJM Corp. Bhd.                                                                               13,963,654      21,563
------------------------------------------------------------------------------------------------------------------------
   Naim Cendera Holdings Bhd.                                                                   11,661,500       6,791
------------------------------------------------------------------------------------------------------------------------
   StemLife Bhd.(3)                                                                              8,331,900         981
------------------------------------------------------------------------------------------------------------------------
                                                                                                               335,833

========================================================================================================================
   Pakistan -- 0.1%
========================================================================================================================
   Oil and Gas Development Co. Ltd. (GDR)(2)                                                       775,826      14,669
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Philippines -- 1.1%
========================================================================================================================
   Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost:
      $1,850,000)(1),(4)                                                                           724,790          --
   Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost:
      $616,000)(1),(4)                                                                             241,431          --
------------------------------------------------------------------------------------------------------------------------
   Bloomberry Resorts Corp.(1)                                                                   5,628,300       1,511
------------------------------------------------------------------------------------------------------------------------
   Energy Development Corp.                                                                    423,227,850      61,686
------------------------------------------------------------------------------------------------------------------------
   International Container Terminal Services, Inc.                                              21,131,188      35,662
------------------------------------------------------------------------------------------------------------------------
   Philippine Airlines, Inc. (acquired 3/31/97, cost: $0)(1),(4)                                68,631,450          --
------------------------------------------------------------------------------------------------------------------------
   Philippine Long Distance Telephone Co.                                                          239,580      15,989
------------------------------------------------------------------------------------------------------------------------
   SM Investments Corp.                                                                            582,070      10,186
------------------------------------------------------------------------------------------------------------------------
                                                                                                               125,034

========================================================================================================================
   Singapore -- 0.4%
========================================================================================================================
   CapitaRetail China Trust                                                                      8,476,000      10,118
------------------------------------------------------------------------------------------------------------------------
   Olam International Ltd.                                                                       6,664,868      11,133
------------------------------------------------------------------------------------------------------------------------
   Wilmar International Ltd.                                                                     9,399,420      24,893
------------------------------------------------------------------------------------------------------------------------
                                                                                                                46,144

========================================================================================================================
   South Korea -- 12.8%
========================================================================================================================
   Amorepacific Corp.                                                                               60,274      63,993
------------------------------------------------------------------------------------------------------------------------
   Cheil Worldwide, Inc.                                                                           545,700      11,612
------------------------------------------------------------------------------------------------------------------------
   Daum Communications Corp.(3)                                                                    736,521      75,214
------------------------------------------------------------------------------------------------------------------------
   Hana Financial Holdings                                                                       4,511,620     138,219
------------------------------------------------------------------------------------------------------------------------
   Hankook Tire Co., Ltd.                                                                          972,826      36,412
------------------------------------------------------------------------------------------------------------------------
   Hankook Tire Worldwide Co., Ltd.                                                                222,364       8,323
------------------------------------------------------------------------------------------------------------------------
   Hyundai Engineering & Construction Co., Ltd.                                                    651,911      39,592
------------------------------------------------------------------------------------------------------------------------
   Hyundai Mobis Co., Ltd.                                                                         639,826     178,749
------------------------------------------------------------------------------------------------------------------------
   Hyundai Motor Co.                                                                                81,733      18,532
------------------------------------------------------------------------------------------------------------------------
   KT Corp.                                                                                      2,767,820      87,660
------------------------------------------------------------------------------------------------------------------------
   LG Chem, Ltd.                                                                                   104,757      31,245
------------------------------------------------------------------------------------------------------------------------
   LG Household & Health Care Ltd.                                                                  58,623      33,494
------------------------------------------------------------------------------------------------------------------------
   OCI Co., Ltd.                                                                                   514,465      83,320
------------------------------------------------------------------------------------------------------------------------
   Samsung C&T Corp.                                                                               352,367      20,925
------------------------------------------------------------------------------------------------------------------------
   Samsung Electronics Co., Ltd.                                                                    43,657      52,871
   Samsung Electronics Co., Ltd. (GDR)                                                             611,548     368,152
------------------------------------------------------------------------------------------------------------------------
   Shinhan Financial Group Co., Ltd.                                                               297,981      10,175
------------------------------------------------------------------------------------------------------------------------
   SK hynix, Inc.(1)                                                                             9,129,300     186,870
------------------------------------------------------------------------------------------------------------------------
   SK Telecom Co., Ltd.                                                                            355,435      47,011
------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,492,369

========================================================================================================================
   Taiwan -- 6.1%
========================================================================================================================
   ASUSTeK Computer, Inc.                                                                        7,185,980      78,078
------------------------------------------------------------------------------------------------------------------------
   Compeq Manufacturing Co., Ltd.(3)                                                            73,599,000      33,268
------------------------------------------------------------------------------------------------------------------------
   CTCI Corp.                                                                                   24,607,000      56,243
------------------------------------------------------------------------------------------------------------------------
   Delta Electronics, Inc.                                                                      42,587,348     164,895
------------------------------------------------------------------------------------------------------------------------
   Hon Hai Precision Industry Co., Ltd.                                                         16,128,727      50,620
   Hon Hai Precision Industry Co., Ltd. (GDR)(2)                                                 1,841,257      11,535
------------------------------------------------------------------------------------------------------------------------
   MediaTek, Inc.                                                                                2,773,000      29,278
------------------------------------------------------------------------------------------------------------------------
   Synnex Technology International Corp.                                                        12,603,268      28,549
------------------------------------------------------------------------------------------------------------------------
   Taiwan Cement Corp.                                                                          24,676,000      30,557
------------------------------------------------------------------------------------------------------------------------
   Taiwan Mobile Co., Ltd.                                                                       3,201,000      11,684
------------------------------------------------------------------------------------------------------------------------
   Taiwan Semiconductor Manufacturing Co., Ltd.                                                 64,432,568     197,385
------------------------------------------------------------------------------------------------------------------------
   Tripod Technology Corp.                                                                      10,166,433      24,971
------------------------------------------------------------------------------------------------------------------------
                                                                                                               717,063

========================================================================================================================
   Thailand -- 0.8%
========================================================================================================================
   Advanced Info Service PCL                                                                     1,931,400      13,428
------------------------------------------------------------------------------------------------------------------------
   Bangkok Bank PCL, nonvoting depository receipt                                                1,426,200       8,989
------------------------------------------------------------------------------------------------------------------------
   Bank of Ayudhya PCL                                                                          30,148,200      30,853
   Bank of Ayudhya PCL, nonvoting depository receipt                                             9,023,700       9,162
------------------------------------------------------------------------------------------------------------------------
   Kasikornbank PCL, nonvoting depository receipt                                                3,267,700      19,375
------------------------------------------------------------------------------------------------------------------------
   Siam Cement PCL, nonvoting depository receipt                                                   486,500       5,516
------------------------------------------------------------------------------------------------------------------------
                                                                                                                87,323

========================================================================================================================
   Eastern Europe and Middle East -- 13.1%
========================================================================================================================
   Czech Republic -- 0.2%
========================================================================================================================
   CEZ AS                                                                                          613,434      22,892
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Hungary -- 0.1%
========================================================================================================================
   Magyar Telekom Telecommunications PLC                                                         8,571,636      16,418
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Israel -- 0.5%
========================================================================================================================
   Bezeq - The Israel Telecommunication Corp. Ltd.                                              26,816,056      31,229
------------------------------------------------------------------------------------------------------------------------
   Cellcom Israel Ltd.                                                                           1,181,533      10,202
------------------------------------------------------------------------------------------------------------------------
   Partner Communications Co. Ltd.                                                               1,605,304       8,744
   Partner Communications Co. Ltd. (ADR)                                                           112,000         588
------------------------------------------------------------------------------------------------------------------------
   Shufersal Ltd.                                                                                3,233,940       7,854
------------------------------------------------------------------------------------------------------------------------
                                                                                                                58,617

========================================================================================================================
   Oman -- 0.4%
========================================================================================================================
   BankMuscat (SAOG)                                                                             1,402,850       1,994
   BankMuscat (SAOG) (GDR)(2)                                                                    6,916,840      39,304
------------------------------------------------------------------------------------------------------------------------
                                                                                                                41,298

========================================================================================================================
   Poland -- 1.5%
========================================================================================================================
   Bank Pekao SA                                                                                   845,109      41,627
------------------------------------------------------------------------------------------------------------------------
   Telekomunikacja Polska SA                                                                    26,012,725     133,569
------------------------------------------------------------------------------------------------------------------------
                                                                                                               175,196

========================================================================================================================
   Russia -- 8.6%
========================================================================================================================
   Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost:
      $6,609,000)(3),(4),(5),(6)                                                                11,783,118      53,194
   Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost:
      $18,900,000)(1),(3),(4),(5),(6)                                                           23,126,061      47,646
   Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost:
      $17,913,000)(1),(3),(4),(5),(6)                                                           18,606,384      24,369
   Baring Vostok Fund IV Supplemental Fund, LP (acquired 10/8/07, cost:
      $28,967,000)(1),(3),(4),(5),(6)                                                           31,946,729      41,630
------------------------------------------------------------------------------------------------------------------------
   Etalon Group Ltd. (GDR)(1),(2)                                                                5,242,520      32,923
------------------------------------------------------------------------------------------------------------------------
   Global Ports Investments PLC (GDR)(2)                                                         2,786,051      39,841
------------------------------------------------------------------------------------------------------------------------
   New Century Capital Partners, LP (acquired 12/7/95, cost: $951,000)(1),(4),(5)                5,247,900       2,437
------------------------------------------------------------------------------------------------------------------------
   OAO Gazprom                                                                                   1,334,000       6,749
   OAO Gazprom (ADR)                                                                            26,404,130     264,833
------------------------------------------------------------------------------------------------------------------------
   OAO Lukoil (ADR)                                                                              1,426,648      87,881
------------------------------------------------------------------------------------------------------------------------
   OAO Mechel, preferred nominative                                                              1,361,235       6,879
------------------------------------------------------------------------------------------------------------------------
   OAO TMK (GDR)                                                                                   498,114       7,576
------------------------------------------------------------------------------------------------------------------------
   OJSC Bank Saint Petersburg, Class A, 13.50% convertible preferred May 15, 2013                3,968,399       8,877
------------------------------------------------------------------------------------------------------------------------
   OJSC Kuzbasskaya Toplivnaya Co.                                                               1,665,000       7,188
------------------------------------------------------------------------------------------------------------------------
   OJSC Magnit                                                                                     152,084      20,248
   OJSC Magnit (GDR)                                                                               199,031       6,765
------------------------------------------------------------------------------------------------------------------------
   OJSC Pharmstandard (GDR)(1)                                                                     347,100       4,929
------------------------------------------------------------------------------------------------------------------------
   OJSC Rostelecom                                                                               6,687,833      28,801
   OJSC Rostelecom, preferred                                                                    1,628,200       4,979
   OJSC Rostelecom (ADR)                                                                         1,511,727      38,549
------------------------------------------------------------------------------------------------------------------------
   Sberbank of Russia                                                                           66,412,605     193,905
   Sberbank of Russia (ADR)                                                                        228,141       2,676
------------------------------------------------------------------------------------------------------------------------
   Yandex NV, Class A(1)                                                                         3,153,900      76,041
------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,008,916

========================================================================================================================
   Saudi Arabia -- 0.8%
========================================================================================================================
   Almarai Co., PALMS issued by HSBC Bank plc, expires November 24, 2014 (acquired
      3/20/12, cost: $13,335,000)(4)                                                               790,667      14,759
------------------------------------------------------------------------------------------------------------------------
   Etihad Etisalat Co., PALMS issued by Deutsche Bank, expires December 3, 2012
      (acquired 3/21/11, cost: $59,878,000)(4)                                                   4,172,303      75,377
------------------------------------------------------------------------------------------------------------------------
                                                                                                                90,136

========================================================================================================================
   Turkey -- 0.9%
========================================================================================================================
   Aktas Elektrik Ticaret AS(1)                                                                      4,273          --
------------------------------------------------------------------------------------------------------------------------
   Coca-Cola Icecek AS, Class C                                                                  1,300,245      24,308
------------------------------------------------------------------------------------------------------------------------
   Enka Insaat ve Sanayi AS                                                                      7,296,713      18,270
------------------------------------------------------------------------------------------------------------------------
   Turk Telekomunikasyon AS, Class D                                                            14,894,131      59,336
------------------------------------------------------------------------------------------------------------------------
                                                                                                               101,914

========================================================================================================================
   United Arab Emirates -- 0.1%
========================================================================================================================
   DP World Ltd.                                                                                 1,472,133      16,562
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Latin America -- 12.7%
========================================================================================================================
   Argentina -- 0.0%
========================================================================================================================
   Grupo Financiero Galicia SA, Class B                                                                  5          --
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Brazil -- 8.1%
========================================================================================================================
   Anhanguera Educacional Participacoes SA, ordinary nominative                                  3,148,460      52,338
------------------------------------------------------------------------------------------------------------------------
   Banco Bradesco SA, preferred nominative (ADR)                                                 6,118,654      98,327
------------------------------------------------------------------------------------------------------------------------
   Banco BTG Pactual SA, units                                                                   3,384,100      53,919
------------------------------------------------------------------------------------------------------------------------
   BRF - Brasil Foods SA, ordinary nominative                                                    1,389,000      23,988
   BRF - Brasil Foods SA, ordinary nominative (ADR)                                                404,700       7,001
------------------------------------------------------------------------------------------------------------------------
   Cia. de Concessoes Rodoviarias, ordinary nominative                                          12,448,000     112,675
------------------------------------------------------------------------------------------------------------------------
   Cia. de Saneamento Basico do Estado de Sao Paulo - SABESP, ordinary nominative                  579,800      23,735
   Cia. de Saneamento Basico do Estado de Sao Paulo - SABESP (ADR)                                 253,427      20,581
------------------------------------------------------------------------------------------------------------------------
   Cia. de Saneamento de Minas Gerais                                                            1,457,100      33,135
------------------------------------------------------------------------------------------------------------------------
   Cia. Energetica de Minas Gerais - CEMIG, preferred nominative                                   803,999       9,748
------------------------------------------------------------------------------------------------------------------------
   Gerdau SA (ADR)                                                                              10,646,500     101,248
------------------------------------------------------------------------------------------------------------------------
   Hypermarcas SA, ordinary nominative(1)                                                       17,389,500     127,725
------------------------------------------------------------------------------------------------------------------------
   Itau Unibanco Holding SA, preferred nominative (ADR)                                          2,150,364      32,857
------------------------------------------------------------------------------------------------------------------------
   Itausa - Investimentos Itau SA, preferred nominative                                         12,053,186      53,689
------------------------------------------------------------------------------------------------------------------------
   Mills Estruturas e Servicos de Engenharia SA, ordinary nominative                             2,969,000      42,911
------------------------------------------------------------------------------------------------------------------------
   Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                   818,200      18,769
   Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                  572,800      12,642
------------------------------------------------------------------------------------------------------------------------
   QGEP Participacoes SA                                                                         7,958,500      47,502
------------------------------------------------------------------------------------------------------------------------
   T4F Entretenimento SA, ordinary nominative                                                      461,800       3,212
------------------------------------------------------------------------------------------------------------------------
   Usinas Siderurgicas de Minas Gerais SA - USIMINAS, Class A, preferred nominative              5,112,400      25,521
------------------------------------------------------------------------------------------------------------------------
   WEG SA, ordinary nominative                                                                   1,658,900      19,328
------------------------------------------------------------------------------------------------------------------------
   Wilson Sons Ltd. (BDR)                                                                        1,882,300      27,716
------------------------------------------------------------------------------------------------------------------------
                                                                                                               948,567

========================================================================================================================
   Chile -- 0.5%
========================================================================================================================
   CorpBanca                                                                                   214,780,637       2,590
------------------------------------------------------------------------------------------------------------------------
   Enersis SA (ADR)                                                                                879,744      14,419
------------------------------------------------------------------------------------------------------------------------
   Ripley Corp SA                                                                               38,623,241      36,574
------------------------------------------------------------------------------------------------------------------------
                                                                                                                53,583

========================================================================================================================
   Mexico -- 3.9%
========================================================================================================================
   Alsea, SAB de CV, Series A(1)                                                                   655,286       1,020
------------------------------------------------------------------------------------------------------------------------
   Arca Continental, SAB de CV                                                                  11,196,344      79,582
------------------------------------------------------------------------------------------------------------------------
   Banregio Grupo Financiero SAB de CV, Series O                                                 5,365,850      20,222
------------------------------------------------------------------------------------------------------------------------
   Bolsa Mexicana de Valores, SAB de CV, Series A                                                7,705,600      15,888
------------------------------------------------------------------------------------------------------------------------
   CEMEX, SAB de CV, ordinary participation certificates, units (ADR)(1)                         8,578,448      71,459
------------------------------------------------------------------------------------------------------------------------
   Grupo Comercial Chedraui, SAB de CV, Series B                                                 9,802,343      24,933
------------------------------------------------------------------------------------------------------------------------
   Grupo Famsa SAB de CV, Class A(1)                                                            10,147,146      11,115
------------------------------------------------------------------------------------------------------------------------
   Grupo Financiero Inbursa, SAB de CV                                                          29,164,323      81,613
------------------------------------------------------------------------------------------------------------------------
   Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)                          1,090,400      25,635
------------------------------------------------------------------------------------------------------------------------
   Impulsora del Desarrollo y el Empleo en America Latina, SAB de CV, Series B-1(1)             51,584,476      85,722
------------------------------------------------------------------------------------------------------------------------
   Kimberly-Clark de Mexico, SAB de CV, Series A                                                14,154,999      33,816
------------------------------------------------------------------------------------------------------------------------
   Urbi Desarrollos Urbanos, SAB de CV(1)                                                        6,459,174       3,979
------------------------------------------------------------------------------------------------------------------------
                                                                                                               454,984

========================================================================================================================
   Peru -- 0.2%
========================================================================================================================
   Cia. de Minas Buenaventura SAA (ADR)                                                            689,300      26,855
------------------------------------------------------------------------------------------------------------------------
   Pesquera Exalmar SA                                                                           2,136,994       2,123
------------------------------------------------------------------------------------------------------------------------
                                                                                                                28,978

========================================================================================================================
   Africa -- 2.1%
========================================================================================================================
   Morocco -- 0.1%
========================================================================================================================
   Holcim (Maroc) SA                                                                                46,585       9,329
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   South Africa -- 2.0%
========================================================================================================================
   AngloGold Ashanti Ltd.                                                                          219,485       7,711
   AngloGold Ashanti Ltd. (ADR)                                                                  1,403,697      49,200
------------------------------------------------------------------------------------------------------------------------
   Barloworld Ltd.                                                                               3,505,723      30,285
------------------------------------------------------------------------------------------------------------------------
   Harmony Gold Mining Co. Ltd.                                                                  5,867,651      49,229
   Harmony Gold Mining Co. Ltd. (ADR)                                                            2,739,213      23,037
------------------------------------------------------------------------------------------------------------------------
   Impala Platinum Holdings Ltd.                                                                 1,305,239      21,798
------------------------------------------------------------------------------------------------------------------------
   Royal Bafokeng Platinum Ltd.(1)                                                               3,663,764      21,526
------------------------------------------------------------------------------------------------------------------------
   Sappi Ltd.(1)                                                                                 8,595,318      24,434
   Sappi Ltd. (ADR)(1)                                                                           1,308,900       3,744
------------------------------------------------------------------------------------------------------------------------
   South African Private Equity Fund III, LP (acquired 9/23/98, cost:
      $1,968,000)(3),(4),(5),(6)                                                                27,594,065         864
------------------------------------------------------------------------------------------------------------------------
                                                                                                               231,828

========================================================================================================================
   Other markets -- 9.2%
========================================================================================================================
   Australia -- 1.0%
========================================================================================================================
   Oil Search Ltd.                                                                              15,360,356     118,225
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Austria -- 0.3%
========================================================================================================================
   Vienna Insurance Group                                                                          708,593      30,049
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Canada -- 1.4%
========================================================================================================================
   Centerra Gold Inc.                                                                            6,233,100      78,049
------------------------------------------------------------------------------------------------------------------------
   First Quantum Minerals Ltd.                                                                   1,831,400      39,027
------------------------------------------------------------------------------------------------------------------------
   Inmet Mining Corp.                                                                              796,500      37,860
------------------------------------------------------------------------------------------------------------------------
   Uranium One Inc.(1)                                                                           4,784,900      11,438
------------------------------------------------------------------------------------------------------------------------
                                                                                                               166,374

========================================================================================================================
   Italy -- 0.1%
========================================================================================================================
   Tenaris SA (ADR)                                                                                354,100      14,437
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Netherlands -- 0.3%
========================================================================================================================
   Fugro NV                                                                                        566,555      38,528
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   United Kingdom -- 4.1%
========================================================================================================================
   Anglo American PLC                                                                            2,868,400      84,161
------------------------------------------------------------------------------------------------------------------------
   Evraz PLC                                                                                     6,376,726      25,393
------------------------------------------------------------------------------------------------------------------------
   Gem Diamonds Ltd.(1)                                                                            296,355         833
------------------------------------------------------------------------------------------------------------------------
   Glencore International PLC                                                                    8,451,600      46,825
------------------------------------------------------------------------------------------------------------------------
   Mondi PLC                                                                                     5,759,411      58,592
------------------------------------------------------------------------------------------------------------------------
   Petra Diamonds Ltd. (CDI)(1)                                                                 20,294,596      38,343
------------------------------------------------------------------------------------------------------------------------
   Petropavlovsk PLC                                                                             1,426,018       9,427
------------------------------------------------------------------------------------------------------------------------
   Platmin Ltd.(1)                                                                              16,963,500       1,864
------------------------------------------------------------------------------------------------------------------------
   SABMiller PLC                                                                                 1,866,091      81,964
------------------------------------------------------------------------------------------------------------------------
   Standard Chartered PLC                                                                        3,652,916      82,827
------------------------------------------------------------------------------------------------------------------------
   Tullow Oil PLC                                                                                2,262,607      50,055
------------------------------------------------------------------------------------------------------------------------
                                                                                                               480,284

========================================================================================================================
   United States of America -- 2.0%
========================================================================================================================
   AutoNavi Holdings Ltd. (ADR)(1)                                                               1,643,800      18,871
------------------------------------------------------------------------------------------------------------------------
   Cobalt International Energy, Inc.(1)                                                          2,396,900      53,379
------------------------------------------------------------------------------------------------------------------------
   Ensco PLC, Class A                                                                              479,700      26,173
------------------------------------------------------------------------------------------------------------------------
   Freeport-McMoRan Copper & Gold Inc.                                                             589,210      23,321
------------------------------------------------------------------------------------------------------------------------
   Genpact Ltd.                                                                                  5,995,763     100,009
------------------------------------------------------------------------------------------------------------------------
   Sohu.com, Inc.(1)                                                                               175,800       7,399
------------------------------------------------------------------------------------------------------------------------
                                                                                                               229,152

========================================================================================================================
   Multinational -- 0.4%
========================================================================================================================
   Capital International Global Emerging Markets Private Equity Fund, LP (acquired
      6/30/99, cost: $206,000)(1),(3),(4),(5),(6)                                               55,999,402         515
------------------------------------------------------------------------------------------------------------------------
   Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost:
      $28,316,000) (3),(4),(5),(6)                                                              50,212,586      26,382
------------------------------------------------------------------------------------------------------------------------
   International Hospital Corp. Holding NV (acquired 9/25/97, cost:
      $8,011,000)(1),(3),(4)                                                                       609,873       2,207
   International Hospital Corp. Holding NV, Class B, convertible preferred (acquired
      2/12/07, cost: $3,504,000)(1),(3),(4)                                                        622,354       2,253
------------------------------------------------------------------------------------------------------------------------
   New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost:
      $11,000)(1),(3),(4),(5)                                                                      279,240          28
   New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost:
      $148,000)(1),(3),(4),(5)                                                                   3,810,369         387
------------------------------------------------------------------------------------------------------------------------
   Pan-African Investment Partners II Ltd., Class A, preferred (acquired 6/20/08
      cost: $13,932,000)(3),(4),(5),(6)                                                              3,800       8,056
------------------------------------------------------------------------------------------------------------------------
                                                                                                                39,828

========================================================================================================================
   Miscellaneous -- 4.5%
========================================================================================================================
   Equity securities in initial period of acquisition                                                          530,044
------------------------------------------------------------------------------------------------------------------------
   Total equity securities (cost: $9,954,693,000)                                                           11,342,529

                                                                                          Principal amount        Value
Bonds and notes                                                                                      (000)        (000)
========================================================================================================================
   Eastern Europe and Middle East -- 0.1%
========================================================================================================================
   Russia -- 0.1%
========================================================================================================================
   OAO TMK 5.25% convertible, February 11, 2015                                                     $9,400      $9,570
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Latin America -- 0.5%
========================================================================================================================
   Argentina -- 0.4%
========================================================================================================================
   Argentina (Republic of) 7.00% October 3, 2015                                                    52,090      47,740
------------------------------------------------------------------------------------------------------------------------
========================================================================================================================
   Mexico -- 0.1%
========================================================================================================================
   CEMEX, SAB de CV, 4.875% convertible, March 15, 2015                                             10,384      10,339
------------------------------------------------------------------------------------------------------------------------

   Total bonds and notes (cost: $62,814,000)                                                                    67,649

Short-term securities
------------------------------------------------------------------------------------------------------------------------
   Corporate short-term notes -- 1.8%
------------------------------------------------------------------------------------------------------------------------
   Bank of Nova Scotia 0.05% due 10/1/12                                                            60,000      60,000
------------------------------------------------------------------------------------------------------------------------
   Bank of Tokyo-Mitsubishi UFJ Ltd. 0.13% due 10/5/12                                              30,000      29,999
------------------------------------------------------------------------------------------------------------------------
   Barclays US Funding LLC 0.05% due 10/1/12                                                        56,900      56,900
------------------------------------------------------------------------------------------------------------------------
   Jupiter Securitization Co. LLC 0.15% due 10/1/12                                                  8,700       8,700
------------------------------------------------------------------------------------------------------------------------
   Nordea North America, Inc. 0.12% due 10/10/12                                                    33,900      33,899
------------------------------------------------------------------------------------------------------------------------
   Victory Receivables Corp. 0.19% due 10/15/12                                                     25,600      25,598
------------------------------------------------------------------------------------------------------------------------
Total short-term securities (cost: $215,097,000)                                                               215,096

Total investment securities (cost: $10,232,604,000)                                                         11,625,274
Other assets less liabilities (including forward currency contracts)                                            53,570
                                                                                                           -------------
Net assets                                                                                                 $11,678,844
                                                                                                           =============

(1)   Security did not produce income during the last 12 months.

(2)   Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $144,755,000, which represented 1.24% of the net assets of the fund.

(3)   This issuer represents investment in an affiliate as defined in the
      Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., Capital
      International Global Emerging Markets Private Equity Fund, LP and Capital
      International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund.

(4)   Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. These securities, acquired at a cost of
      $312,409,000, may be subject to legal or contractual restrictions on resale. The total value of all such securities was $323,615,000, which represented 2.77% of the net assets of the fund.

(5)   Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund's performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.

(6)   Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

Abbreviations

Securities:
   ADR     -- American Depositary Receipts
   BDR     -- Brazilian Depositary Receipts
   CDI     -- CREST Depository Interest
   GDR     -- Global Depositary Receipts
   PALMS   -- Participating Access Linked Middle Eastern Securities

Federal income tax information
                                                                    (dollars in
                                                                     thousands)
Gross unrealized appreciation on investment securities             $  2,318,657
Gross unrealized depreciation on investment securities              (1,172,565)
Net unrealized appreciation on investment securities                  1,146,092
--------------------------------------------------------------------------------
Cost of investment securities for federal income tax purposes        10,479,182
--------------------------------------------------------------------------------

Valuation

Capital International, Inc., the fund's investment adviser, values the fund's investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time on the last business day of each week and month except on any day on which the New York Stock Exchange is closed for trading. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs - The fund's investment adviser uses the following methods and inputs to establish the fair value of the fund's assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

------------------------------------------------------------------------------------------------------------
Fixed-income class                           Examples of standard inputs
------------------------------------------------------------------------------------------------------------
All                                          Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable
                                             securities; and proprietary pricing models such as yield
                                             measures calculated using factors such as cash flows,
                                             financial or collateral performance and other reference data
                                             (collectively referred to as "standard inputs")
------------------------------------------------------------------------------------------------------------
Corporate bonds & notes; convertible         Standard inputs and underlying equity of the issuer
securities
------------------------------------------------------------------------------------------------------------
Bonds & notes of governments & government    Standard inputs and interest rate volatilities
agencies
------------------------------------------------------------------------------------------------------------

The fund's investment adviser performs certain checks on vendor prices prior to calculation of the fund's net asset value. When the fund's investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund's investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund's investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund's board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S.
Securities and Exchange Commission ("SEC") rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities;
conversion or exchange rights on the security; related corporate actions;
significant events occurring after the close of trading in the security; and
changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure - The fund's board of directors has delegated authority to the fund's investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation
Committee (the "Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation
Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser's valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair value guidelines to the audit committee with supplemental information to support the changes. The fund's audit committee also regularly reviews reports that describe fair value determinations and methods.

The fund's investment adviser has also established a Fixed-Income Pricing Review
Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser's compliance group.

Classifications - The fund's investment adviser classifies the fund's assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser's determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund's valuation levels as of September
30, 2012 (dollars in thousands):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Investment securities
                                                            Level 1(1)       Level 2(1),(2)        Level 3(2)             Total
------------------------------------------------------------------------------------------------------------------------------------
    Assets:
    Equity securities:
       Asia-Pacific ...............................      $    6,345,775      $       22,345      $       68,270      $    6,436,390
       Eastern Europe and Middle East .............           1,233,233             129,440             169,276           1,531,949
       Latin America ..............................           1,486,112                  --                  --           1,486,112
       Other markets ..............................           1,315,478                  --              42,556           1,358,034
    Miscellaneous .................................             530,044                  --                  --             530,044
    Bonds and notes ...............................                  --              67,649                  --              67,649
    Short-term securities .........................                  --             215,096                  --             215,096
                                                         --------------      --------------      --------------      --------------
    Total ..........................................     $   10,910,642      $      434,530      $      280,102      $   11,625,274
                                                         ==============      ==============      ==============      ==============

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Other investments(3)
                                                         ---------------------------------------------------------------------------
                                                            Level 1              Level 2            Level 3               Total
------------------------------------------------------------------------------------------------------------------------------------
    Assets:
    Unrealized appreciation on open forward
    currency contracts                                   $           --      $        1,107      $           --      $        1,107
    Liabilities:
    Unrealized depreciation on open forward
    currency contracts                                               --              (3,893)                 --              (3,893)
                                                         --------------      --------------      --------------      --------------
    Total                                                $           --      $       (2,786)     $           --      $       (2,786)
                                                         ==============      ==============      ==============      ==============

(1)   Securities with a market value of $8,069,471,000, which represented 69.09%
      of the net assets of the fund, transferred to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

(2)   Level 2 and Level 3 include investment securities with an aggregate value of $479,628,000 that were fair valued under guidelines adopted by authority of the fund's board of directors.

(3)   Forward currency contracts are not included in the investment portfolio.

The  following  table  reconciles the valuation of the fund's Level 3 investment securities  and  related transactions during the period ended September 30, 2012
(dollars in thousands):

                                          Gross
                                        transfers                               Net                      Gross transfers    Ending
                       Beginning value    into                                realized   Net unrealized      out of        value at
                         at 7/1/2012    Level 3(4)   Purchases     Sales        gain      appreciation      Level 3(4)     9/30/2012
                       =============================================================================================================
Private equity
funds                     $ 187,940     $     --     $  4,396    $ (5,040)    $  3,697        $ 14,514      $      --     $ 205,507

Other
securities(5)                58,014        8,523           --          --           --          36,631        (28,573)       74,595
                       =============================================================================================================
Total                     $ 245,954     $  8,523     $  4,396    $ (5,040)    $  3,697        $ 51,145      $ (28,573)    $ 280,102
                       =============================================================================================================

Net unrealized appreciation during the period on Level 3 investment securities held at
September 30, 2012 (dollars in thousands)
                                                                                                                          $  51,154
                                                                                                                          ==========

(4)   Transfers into and out of Level 3 are based on the beginning market value of the quarter in which they occurred.

(5)   Represents less than 1% of portfolio securities as of September 30, 2012.

The fund owns an interest in multiple private equity funds, which are considered alternative investments and are classified as Level 3 investments in accordance with accounting principles generally accepted in the United States of America.
The private equity funds are fair valued using the net asset value based on the fund's financial statements adjusted for known company or market events, updated market pricing for underlying securities, and/or fund transactions (i.e., drawdowns and distributions) and may include unobservable inputs.

The significant unobservable inputs used in the fair value measurements of the reporting entity's private equity funds are directional adjustments based on relevant market data (such as significant movement of a country-specific exchange-traded fund or index after the financial statement date of the private equity fund). Significant increases (decreases) of these inputs could result in significantly higher (lower) fair value measurements. There were no significant unobservable inputs as of September 30, 2012.

The following table lists the characteristics of the alternative investments held by the fund as of September 30, 2012 (dollars in thousands):

----------------------------------------------------------------------------------------------------------
                     Investment         Fair           Unfunded
 Investment type      strategy          Value         commitment*     Remaining life+   Redemption terms
----------------------------------------------------------------------------------------------------------
Private equity     Primarily           $205,507       $40,612         (less than or     Redemptions are
funds              private sector                                     equal)1           not permitted.
                   equity                                             to 6 years        These funds
                   investments                                                          distribute
                   (i.e.,                                                               proceeds from the
                   expansion                                                            liquidation of
                   capital,                                                             underlying assets
                   buyouts) in                                                          of the funds.
                   emerging
                   markets
----------------------------------------------------------------------------------------------------------

*     Unfunded capital commitments represent agreements which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined.

+     Represents the remaining life of the fund term or the estimated period of liquidation.

Investments in affiliates
                                                                                                               Dividend
                                                                                                             and interest
                                                          Beginning   Purchases/     Sales/      Ending         income       Value
Issuer                                                      shares    Additions    Reductions    shares         (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------

Affiliated issuers:
Compeq Manufacturing                                     73,599,000           --          --   73,599,000    $     --     $   33,268
Daum Communications Corp.                                   353,979      382,542          --      736,521          --         75,214
Jain Irrigation Systems                                  21,176,552           --          --   21,176,552         380         27,355
StemLife                                                  8,331,900           --          --    8,331,900          --            981
VA Tech Wabag                                             1,584,552           --          --    1,584,552         171         14,112

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund*                       11,783,118           --          --   11,783,118         607         53,194
Baring Vostok Private Equity Fund III*                   22,698,434      427,627          --   23,126,061          --         47,646
Baring Vostok Capital Partners IV*                       46,666,447    3,886,666          --   50,553,113          --         65,999
Capital International Global Emerging Markets Private
   Equity Fund*                                          55,999,402           --          --   55,999,402          --            515
Capital International Private Equity Fund IV*            50,131,312       81,274          --   50,212,586         604         26,382
International Hospital                                    1,232,227           --          --    1,232,227          --          4,460
New Asia East Investment Fund                             4,089,609           --          --    4,089,609          --            415
Pan-African Investment Partners II                            3,800           --          --        3,800          --          8,056
South African Private Equity Fund III*                   27,594,065           --          --   27,594,065          39            864

Unaffiliated issuers+:
Shanda Games                                              3,943,800           --     542,200    3,401,600          79         12,892
                                                                                                          --------------------------
                                                                                                             $  1,880     $  371,353
                                                                                                           =========================

*     For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.

+     Affiliated during the period but no longer affiliated at September 30,
      2012.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown on the following table. The open forward currency contracts shown are generally indicative of the volume of activity over the prior 12-month period (as a percentage of the fund's total net assets).

                                                                                    Contract amount            U.S. valuation
                                                                                         (000)                      (000)
                                                                               -------------------------- --------------------------
                                                                                                                       Unrealized
                                                                                                                     (depreciation)/
                                                  Counterparty                    Non-U.S.       U.S.       Amount    appreciation
------------------------------------------------------------------------------------------------------------------------------------
Sales:
British Pound to U.S. Dollar expiring 10/22/2012 ........Bank of New York Mellon     GBP98,384    $159,379    $158,860         $519
Canadian Dollar to U.S. Dollar expiring 10/10/2012 ......Royal Bank of Scotland      CAD88,298      89,811      89,799           12
Euro to U.S. Dollar expiring 10/22/2012 .................JPMorgan Chase               EUR9,747      12,630      12,528          102
Hungarian Forint to U.S. Dollar expiring 10/10/2012 .....Royal Bank of Scotland   HUF3,083,132      13,350      13,880         (530)
Israeli Shekel to U.S. Dollar expiring 10/10/2012 .......UBS AG                     ILS181,859      45,141      46,398       (1,257)
Korean Won to U.S. Dollar expiring 10/22/2012 ...........Bank of America         KRW50,870,973      45,543      45,721         (178)
Polish Zloty to U.S. Dollar expiring 10/10/2012 .........UBS AG                     PLN274,056      83,536      85,458       (1,922)
South African Rand to U.S. Dollar expiring 10/26/2012 ...JPMorgan Chase             ZAR455,811      55,053      54,579          474
Turkish Lira to U.S. Dollar expiring 10/18/2012 .........Bank of America             TRY66,904      37,134      37,140           (6)
                                                                                                                         -----------
Forward currency contracts -- net .......................                                                                   $(2,786)
                                                                                                                         ===========

ITEM 2 – Controls and Procedures

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: November 28, 2012

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer

Date: November 28, 2012